132134[6]

FORM D

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

05047892

FORM D

SEC USE ONLY	
Prefix	Serial
DATE RECEIVED	

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

Name of Offering (☐ check if this is an amendment and name has changed, and indicate change.)

CT California Fund IV, LLC

Filing Under (Check box(es) that apply): ☐ Rule 504 ☐ Rule 505 ☒ Rule 506 ☐ Section 4(6) ☐ ULOE

Type of Filing: ☒ New Filing ☐ Amendment

SEC MAIL RECEIVED MAR 1 8 2005 WASH. D.C.

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer (☐ check if this is an amendment and name has changed, and indicate change.)

CT California Fund IV, LLC

Address of Executive Offices (Number and Street, City, State, Zip Code)	Telephone Number (Including Area Code)
20151 S.W. Birch Street #200, Newport Beach, CA 92660	949 752 5115
Address of Principal Business Operations (Number and Street, City, State, Zip Code) (if different from Executive Offices)	Telephone Number (Including Area Code)

Brief Description of Business

Real Estate Investment

Type of Business Organization

☐ corporation ☐ limited partnership, already formed ☒ other (please specify): Limited liability company

☐ business trust ☐ limited partnership, to be formed

Actual or Estimated Date of Incorporation or Organization: Month 11 Year 03 ☒ Actual ☐ Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: CN for Canada; FN for other foreign jurisdiction) CA

PROCESSED MAR 22 2005 THOMSON FINANCIAL

GENERAL INSTRUCTIONS

Federal:

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

When To File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where To File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State:

This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix to the notice constitutes a part of this notice and must be completed.

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predictated on the filing of a federal notice.

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:
   - Each promoter of the issuer, if the issuer has been organized within the past five years;
   - Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer.
   - Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
   - Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

CT Fund Manager IV, LLC
Full Name (Last name first, if individual)

20151 S.W. Birch Street, #200, Newport Beach, CA 92660
Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☒ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

CT Realty Corporation
Full Name (Last name first, if individual)

20151 S.W. Birch Street, #200, Newport Beach, CA 92660
Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☒ Director ☒ General and/or Managing Partner

Campbell, Robert M.
Full Name (Last name first, if individual)

20151 S.W. Birch Street, #200, Newport Beach, CA 92660
Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☒ Director ☐ General and/or Managing Partner

Thompson III, U. T.
Full Name (Last name first, if individual)

20151 S.W. Birch Street, #200, Newport Beach CA 92660
Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Mathena, Larry
Full Name (Last name first, if individual)

20151 S.W. Birch Street, #200, Newport Beach, CA 92660
Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

(Use blank sheet, or copy and use additional copies of this sheet, as necessary)

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	☐	☒
	Answer also in Appendix, Column 2, if filing under ULOE.		
2.	What is the minimum investment that will be accepted from any individual?	$25,000	
		Yes	No
3.	Does the offering permit joint ownership of a single unit?	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

None

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if the answer is "none" or "zero." If the transaction is an exchange offering, check this box ☐ and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$ Ø	$ Ø
Equity (☐ Common ☐ Preferred)	$ Ø	$ Ø
Convertible Securities (including warrants)	$ Ø	$ Ø
Partnership Interests	$ Ø	$ Ø
Other (Specify LLC Interests)	$ 35,000,000	$ 35,000,000
Total	$ 35,000,000	$ 35,000,000

Answer also in Appendix, Column 3, if filing under ULOE.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	88	$ 35,000,000
Non-accredited Investors	Ø	$ Ø
Total (for filings under Rule 504 only)	88	$ 35,000,000

Answer also in Appendix, Column 4, if filing under ULOE.

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, in the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C — Question 1.

Type of Offering	Type of Security	Dollar Amount Sold
Rule 505	Ø	$ Ø
Regulation A	Ø	$ Ø
Rule 504	Ø	$ Ø
Total	Ø	$ Ø

4 a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the insurer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	☐	$
Printing and Engraving Costs	☐	$
Legal Fees	☐	$
Accounting Fees	☐	$
Engineering Fees	☐	$
Sales Commissions (specify finders' fees separately)	☐	$
Other Expenses (identify) ORGANIZATION COSTS	☑	$ 40,000
Total	☐	$ 40,000

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

b. Enter the difference between the aggregate offering price given in response to Part C — Question 1 and total expenses furnished in response to Part C — Question 4.a. This difference is the "adjusted gross proceeds to the issuer." $34,960,000

5. Indicate below the amount of the adjusted gross proceed to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C — Question 4.b above.

	Payments to Officers, Directors, & Affiliates	Payments to Others
Salaries and fees	☑ $850,000	☐ $
Purchase of real estate	☐ $	☑ $15,000,000
Purchase, rental or leasing and installation of machinery and equipment	☐ $	☐ $
Construction or leasing of plant buildings and facilities	☐ $	☑ $18,235,000
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	☐ $	☐ $
Repayment of indebtedness	☐ $	☐ $
Working capital	☐ $	☑ $750,000
Other (specify): Due Diligence Costs & G&A Expenses	☐ $	☑ $125,000
	☐ $	☐ $
Column Totals	☐ $850,000	☐ $34,110,000
Total Payments Listed (column totals added)	☐ $34,960,000	

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
CT California Fund IV, LLC	[signature]	February 25, 2005

Name of Signer (Print or Type)	Title of Signer (Print or Type)
Robert M. Campbell	Manager of CT Fund Manager IV, LLC; Manager of Issuer

ATTENTION

Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)

E. STATE SIGNATURE

1. Is any party described in 17 CFR 230.262 presently subject to any of the disqualification provisions of such rule? ..... Yes ☐ No ☒

See Appendix, Column 5, for state response.

2. The undersigned issuer hereby undertakes to furnish to any state administrator of any state in which this notice is filed a notice on Form D (17 CFR 239.500) at such times as required by state law.

3. The undersigned issuer hereby undertakes to furnish to the state administrators, upon written request, information furnished by the issuer to offerees.

4. The undersigned issuer represents that the issuer is familiar with the conditions that must be satisfied to be entitled to the Uniform limited Offering Exemption (ULOE) of the state in which this notice is filed and understands that the issuer claiming the availability of this exemption has the burden of establishing that these conditions have been satisfied.

The issuer has read this notification and knows the contents to be true and has duly caused this notice to be signed on its behalf by the undersigned duly authorized person.

Issuer (Print or Type)	Signature	Date
CT California Fund IV, LLC	[signature]	February 25, 2005
Name (Print or Type)	Title (Print or Type)	
Robert H. Campbell	Manager of CT Fund Manager IV, LLC; Manager of Issuer	

Instruction:
Print the name and title of the signing representative under his signature for the state portion of this form. One copy of every notice on Form D must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

APPENDIX									
1	2		3	4				5	
	Intend to sell to non-accredited investors in State (Part B-Item 1)		Type of security and aggregate offering price offered in state (Part C-Item 1)	Type of investor and amount purchased in State (Part C-Item 2)				Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	**Yes**	**No**		**Number of Accredited Investors**	**Amount**	**Number of Non-Accredited Investors**	**Amount**	**Yes**	**No**
AL									
AK									
AZ									
AR									
CA		X	LLC INTERESTS	84	$34.2m	Ø	Ø		X
CO									
CT									
DE									
DC									
FL									
GA									
HI									
ID									
IL									
IN									
IA									
KS									
KY									
LA									
ME									
MD									
MA		X	LLC INTERESTS	1	$200,000	Ø	Ø		X
MI									
MN									
MS									

APPENDIX

1	2		3	4				5	
	Intend to sell to non-accredited investors in State (Part B-Item 1)		Type of security and aggregate offering price offered in state (Part C-Item 1)	Type of investor and amount purchased in State (Part C-Item 2)				Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	**Yes**	**No**		**Number of Accredited Investors**	**Amount**	**Number of Non-Accredited Investors**	**Amount**	**Yes**	**No**
MO									
MT									
NE									
NV									
NH									
NJ		X	LLC INTERESTS	1	$200,000	Ø	Ø		X
NM									
NY									
NC									
ND									
OH									
OK									
OR									
PA									
RI									
SC									
SD									
TN									
TX									
UT		X	LLC INTERESTS	2	$400,000	X	Ø		X
VT									
VA									
WA									
WV									
WI									

APPENDIX

1	2		3	4				5	
	Intend to sell to non-accredited investors in State (Part B-Item 1)		Type of security and aggregate offering price offered in state (Part C-Item 1)	Type of investor and amount purchased in State (Part C-Item 2)				Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	**Yes**	**No**		**Number of Accredited Investors**	**Amount**	**Number of Non-Accredited Investors**	**Amount**	**Yes**	**No**
WY									
PR									

STATE OF CALIFORNIA
BUSINESS, TRANSPORTATION & HOUSING AGENCY

DEPARTMENT OF CORPORATIONS

LIMITED OFFERING EXEMPTION
CORPORATIONS CODE SECTION 25102(f)

---

*This booklet provides information and forms to assist in the preparation and filing of a Notice of Transaction Pursuant to Corporations Code Section **25102(f)**. Applicable statutes have been excerpted from the California Corporations Code and Title 10, Chapter 3, California Code of Regulations to assist in this process. Please review all material prior to completing the Notice. The current Notice and Consent to Service of Process forms are provided in the center fold of this packet. Please remove the forms and carefully cut along the fold. The Department requires only one copy, the other is for your records. **DO NOT RETURN THE ENTIRE PACKET; INFORMATION MATERIALS SHOULD BE RETAINED FOR YOUR FUTURE REFERENCE.***

Please note that the Department does not supply a receipt for submitted filing fees nor any other form of acknowledgement to confirm receipt of your filing. Your canceled check will serve as your receipt for payment of fees. If you wish an endorsed copy of the filed Notice, you must include an additional copy of the form at the time of filing, a letter requesting return of an endorsed copy and an addressed envelope.

Your Notice may be filed at any of our office locations. If you have questions or need assistance, you may contact a member of our staff by telephoning the office nearest to your location.

LOS ANGELES 90013-2344
320 West 4th Street, Suite 750
(213) 576-7500

SACRAMENTO 95814-4052
1515 K Street, Suite 200
(916) 445-7205

SAN DIEGO 92101-3697
1350 Front Street, Suite 2034
(619) 525-4233

SAN FRANCISCO 94102-5303
1390 Market Street, Suite 810
(415) 557-3787

CALIFORNIA CORPORATIONS CODE

Section 25102. Transactions exempt from the provisions of Section 25110.

. . .

(f) Any offer or sale of any security in a transaction (other than an offer or sale to a pension or profit-sharing trust of the issuer) that meets each of the following criteria:

(1) Sales of the security are not made to more than 35 persons, including persons not in this state.

(2) All purchasers either have a preexisting personal or business relationship with the offeror or any of its partners, officers, directors or controlling persons, or managers (as appointed or elected by the members) if the offeror is a limited liability company, or by reason of their business or financial experience or the business or financial experience of their professional advisors who are unaffiliated with and who are not compensated by the issuer or any affiliate or selling agent of the issuer, directly or indirectly, could be reasonably assumed to have the capacity to protect their own interests in connection with the transaction.

(3) Each purchaser represents that the purchaser is purchasing for the purchaser's own account (or a trust account if the purchaser is a trustee) and not with a view to or for sale in connection with any distribution of the security.

(4) The offer and sale of the security is not accomplished by the publication of any advertisement. The number of purchasers referred to above is exclusive of any described in subdivision (i), any officer, director or affiliate of the issuer, or manager (as appointed or elected by the members) if the issuer is a limited liability company, and any other purchaser who the commissioner designates by rule. For purposes of this section, a husband and wife (together with any custodian or trustee acting for the account of their minor children) are counted as one person and a partnership, corporation or other organization that was not specifically formed for the purpose of purchasing the security offered in reliance upon this exemption, is counted as one person. The commissioner may by rule require the issuer to file a notice of transactions under this subdivision. However, the failure to file the notice or the failure to file the notice within the time specified by the rule of the commissioner shall not affect the availability of this exemption. An issuer who fails to file the notice as provided by rule of the commissioner shall, within 15 business days after demand by the commissioner, file the notice and pay to the commissioner a fee equal to the fee payable had the transaction been qualified under Section 25110.

. . .

Section 25608. Fees, charge and collection; disposition

(c) The fee for filing a notice pursuant to paragraph (5) of subdivision (h) of Section 25102 and the fee for filing a notice pursuant to paragraph (4) of subdivision (f) of Section 25102, in addition to the fee prescribed in those paragraphs, if applicable, shall be determined based on the value of the securities proposed to be sold in the transaction for which the notice is filed and in accordance with subdivision (g), and shall be as follows:

Value of Securities Proposed to be Sold	Fee
$ 25,000 or less	$ 25
$ 25,001 to $100,000	$ 35
$100,001 to $500,000	$ 50
$500,001 to $1,000,000	$150
Over $1,000,000	$300 **[See Note Below.]**

[NOTE: Pursuant to Corporations Code Section 25608.3 (See Commissioner's Release No. 115-C dated December 6, 2001), the maximum filing fee associated with the Corporations Code Section 25102(f) notice has bee reduced from $300 to $150, effective January 1, 2002.]

TITLE 10, CHAPTER 3, CALIFORNIA CODE OF REGULATIONS

260.103. Exemption from Qualification of Recapitalizations and Reorganizations.

(a) Pursuant to the authority contained in Section 25105 of the Code, the following transactions are exempted from the provisions of Section 25120 of the Code as not being comprehended within the purposes of the Corporate Securities Law of 1968 and the qualification of which is not necessary or appropriate in the public interest or for the protection of investors:

(1) Any change in the rights, preferences, privileges, or restrictions of or on outstanding securities, and any exchange of securities by the issuer with its existing security holders exclusively, if the transaction, had it involved the issuance of a new security containing the changed rights, preferences, privileges, or restrictions, or a new issuance of the exchange security, would have been exempt from the provisions of Section 25110 of the Code by any of the subdivisions of Section 25102 of the Code or Section 260.105.14 of these rules; and

(2) Any exchange of securities in connection with any merger or consolidation or sale of corporate assets in consideration wholly or in part of the issuance of securities under, or pursuant to, a plan of reorganization or arrangement which, pursuant to the provisions of the National Bankruptcy Act, has been confirmed or is subject to confirmation by the decree or order of a court of competent jurisdiction.

(b) A transaction conducted under this rule by reason of the provisions of subdivisions (f), (h) or (n) of Section 25102 requires the issuer to file the notice prescribed thereunder (see Rules 260.102.8, 260.102.14, and 260.102.16).

260.102.12. Limited Offering Exemption-Interpretations.

(a) The provisions of this section apply to the provisions of Section 25102(f) of the Code.

(b) **Integration**. The term "transaction" does not include

(1) any offer or sale of a security made more than 6 months before the start of an offering under the exemption or made more than six months after completion of an offering under the exemption, so long as during those six month periods there are no offers or sales of securities by or for the issuer that are of the same or a similar class as those offered or sold pursuant to the exemption, other than those offers or sales of securities under any purchase, savings, option, bonus, appreciation, profit-sharing, thrift, incentive, pension or similar plan solely for employees, directors, trustees or officers of the issuer or a subsidiary of the issuer (note: Section 25102(f) is not available for an offer or sale of a security to a pension or profit-sharing trust of the issuer),

(2) any offer or sale of a security pursuant to a qualification under Section 25110 or 25120 which became effective after the filing of the notice of the transaction pursuant to Rule 260.102.14, or in which the application for qualification discloses the transaction under the exemption, whether past, current or proposed. This subsection does not create any presumption that offers and sales not excluded from the transaction by its provisions are to be integrated for the purposes of the exemption and that determination shall be made without reference to this subsection.

(c) **Purchaser**. The term "purchaser" means a person who acquires the beneficial ownership of the security, whether individually or in joint ownership, in the transaction under the exemption. Each person who takes in joint ownership with another is to be counted as one except as otherwise provided in Section 25102(f).

(d) **Relationship**.

(1) The term "preexisting personal or business relationship" includes any relationship consisting of personal or business contacts of a nature and duration such as would enable a reasonably prudent purchaser to be aware of the character, business acumen and general business and financial circumstances of the person with whom such relationship exists. A relationship of employer-employee, or as a security holder of the issuer, or as a customer of a broker-dealer, investment adviser or other person, does not necessarily involve contacts of a nature which are sufficient to establish a "preexisting personal or business relationship" within the meaning of Section 25102(f). This subsection does not create any presumption that relationships not falling within its terms are not within the statutory language, and the determination of whether or not such a relationship is within the statutory language shall be made without reference to this subsection.

(2) The phrase "all purchasers" used in Section 25102(f)(2) of the Code does not include purchasers excluded from the count of purchasers by virtue of Section 25102(f)(4) or Rule 260.102.13.

(e) **Partners**. The term "partners" in Section 25102(f)(2) means general partners.

(f) **Controlling Person**. The term "controlling person of the offeror" includes but is not limited to a person who, in connection with transactions within one year of the formation of the issuer, is a "promoter" of the issuer. "Promoter" means a person who, acting alone or in conjunction with one or

more other persons, takes the initiative in founding and organizing the business or enterprise of an issuer.

(g) **Professional Advisor**. The term "professional advisor" means a person who, as a regular part of such person's business, is customarily relied upon by others for investment recommendations or decisions, and who is customarily compensated for such services, either specifically or by way of compensation for related professional services, and attorneys and certified public accountants.

(1) The foregoing includes but is not limited to persons licensed or registered as broker-dealers, agents, investment advisers, banks and savings and loan associations. The foregoing also includes licensed real estate brokers with respect to those securities referred to in Section 25206 of the Code.

(2) A person is not the professional advisor of a purchaser unless designated as such by the purchaser.

(h) **Unaffiliated** The relationships which will render a person not "unaffiliated" include

(1) a present or intended relationship of employment, either as an employee, employer, independent contractor or principal,

(2) any relationship within the definition of the term "affiliate" or as an officer or director of an affiliate and

(3) the beneficial ownership by the professional advisor of securities of the issuer or its affiliates or selling agent, except that the ownership of 1% or less of such securities shall not render a professional advisor not unaffiliated.

(i) **Affiliate**. "Affiliate" of the issuer means a person controlling, controlled by or under common control with, the issuer. A person controls another person within the meaning of this subsection through the possession, direct or indirect, of the power to direct or cause the direction of the management, policies or actions of such other person.

(j) **Publication of Advertising**. Section 25102(f)(4) of the Code is to be interpreted so as to facilitate the circulation of disclosure materials to offerees and purchasers, so long as such materials are not disseminated to the public (see Sections 25002 and 25014 of the Code). Private placement memoranda, offering circulars and similar disclosure documents are not "disseminated to the public" for the purposes of Section 25102(f) of the Code if the issuer limits such circulation

(1) to persons reasonably believed to be interested in purchasing the securities or

(2) to persons whom the issuer believes may meet the qualifications required of purchasers pursuant to such section and the rules thereunder, provided with respect to clause (1) and clause (2) that neither the issuer nor any person acting on its behalf shall offer or sell the securities by any form of general solicitation or general advertising, including, but not limited to, the following:

(A) Any advertisement, article, notice or other communication published in any newspaper, magazine, or similar media or broadcast over television or radio; and

(B) Any seminar or meeting whose attendees have been invited by any general solicitation or general advertising. The preceding sentence does not create any presumption that a dissemination of materials otherwise than as described therein is a "publication of advertising," and the determination of that question shall be made without reference to that sentence.

(k) **Institutional Investors**. The reference in Section 25102(f) of the Code to purchasers described in Section 25102(i) includes those persons designated in Rule 260.102.10.

(l) For purposes of Section 25102(f), when a person is both an "affiliate of the issuer" or a purchaser excluded by Rule 260.102.13 and a partnership, corporation or other organization which was specifically formed for the purpose of purchasing the security offered in reliance upon the exemption, each beneficial holder of its securities shall be counted or excluded from the count in accordance with the provisions of Section 25102(f).

260.102.13 Limited Offering Exemption-Excluded Purchasers.

For the purposes of Section 25102(f) of the Code, the following purchasers are excluded from the count of purchasers for purposes of Subparagraph (1) of that subdivision, except as provided in Subsection (l) of Rule 260.102.12:

(a) The trustee of an issuer which is a trust and the general partner of an issuer which is a partnership, who exercise managerial functions with respect to such entities, and any officer, director or general partner of a general partner of an issuer which is a partnership.

(b) Any person who occupies a position with the issuer, or with a general partner of an issuer which is a partnership, with duties and authority substantially similar to those of an executive officer of a corporation.

(c) (1) Any relative, spouse or relative of the spouse of a purchaser who has the same principal residence as the purchaser;

(2) any trust or estate in which a purchaser and any of the persons related to such purchaser as specified in Clause (1) or Clause (3) collectively have more than 50% of the beneficial interest (excluding contingent interests); and

(3) any corporation or other organization of which a purchaser and any of the persons related to such purchaser as specified in Clause (1) or Clause (2) collectively are beneficial owners of more than 50% of the equity securities (excluding director's qualifying shares) or equity interests. "Relative" means a person related by blood, marriage or adoption.

(d) Any individual who is a "promoter" of the issuer, as defined in subsection (f) of Section 260.102.12.

(e) Any person who purchases $150,000 or more of the securities offered in the transaction, provided each such purchaser meets either one of the following, or who the issuer reasonably believes comes within either of the following:

(1) Such person, or such person's professional advisor, has the capacity to protect such person's own interests in connection with the transaction, as provided in Section 25102(f)(2).

(2) The investment (including mandatory assessments) does not exceed 10% of such person's net worth or joint net worth with that person's spouse.

(f) A small business investment company licensed by the U.S. Small Business Administration under Section 301(c) or (d) of the Small Business Investment Company Act of 1958, and a business development company as defined in Section 2(a)(48) of the Investment Company Act of 1940, and a private business development company as defined in Section 202(a)(22) of the Investment Advisors Act of 1940.

(g) A person who comes within one of the categories of an "accredited investor" in Rule 501(a) of Regulation D adopted by the Securities and Exchange Commission under the Securities Act of 1933 (17 CFR Sec. 230.501(a)).

(h) Any entity in which all of the equity owners are persons specified in Section 25102(i) of the Code; Rule 260.102.10; or subsections (a), (b), (c), (d), (f) and (g) of this rule; or who are "officers, directors or affiliates of the issuer" as that term is used in Section 25102(f) of the Code.

260.102.14 Limited Offering Exemption-Notice of Transaction.

(a) An issuer who conducts a transaction under section 25102(f) of the Code shall file a notice with the Commissioner as follows:

(1) If in connection with the transaction the issuer is filing a notice with the Securities and Exchange Commission pursuant to section 4(6) of the Securities Act of 1933 or Regulation D (Rule 230.503), the notice may be a copy of the form first filed pursuant to those provisions. The fee required by section 25608(c) of the Code must accompany the filing. **Pursuant to Corporations Code Section 25608.3 (See Commissioner's Release No. 115-C dated December 6, 2001), the maximum filing fee associated with the Corporations Code Section 25102(f) notice has bee reduced from $300 to $150, effective January 1, 2002.** Each issuer (other than a California corporation) must also file a consent to service of process (Form 260.165), unless it already has a consent to service on file with the Commissioner. The filing should be accompanied with a cover letter indicating that the filing is pursuant to section 25102(f), and if a consent to service is not included, a statement that the issuer already has a consent to service on file with the Commissioner.

(2) Unless a notice is filed pursuant to paragraph (1), the notice shall be in the form and contain the information specified by subsection (c) and in accordance with the instructions in subsection (d).

(b) A notice required by this section shall be filed with the Commissioner no later than 15 calendar days after the first sale of a security in the transaction in this state. No notice is required if none of the securities offered are purchased in this state.

INSTRUCTIONS

1. This Notice is to provide information on transactions conducted under the section 25102(f) exemption from the qualification requirements of Section 25110 of the Corporate Securities Law of 1968 and under the Rule 260.103 exemption from the qualification requirements of Section 25120 of that Law. The form is not designed to indicate whether or not the transaction complies with the requirements of those exemptions but only to provide notice to the commissioner that the exemption is being relied on.

2. When to File Notice. The Notice must be filed with, or mailed to, the Commissioner within 15 calendar days after the first sale of a security in the transaction in this state, or, if the issuer has failed to file a notice, within 15 business days after demand by the Commissioner. The first sale in this state occurs when the issuer has obtained a contractual commitment in this state to purchase one or more of the securities the issuer intends to sell in connection with the transaction. No notice is required if none of the securities offered are purchased in this state. No subsequent notices are required for sales in connection with the same transaction. The information required by the form is to relate to the entire transaction, not just the first sale or sales in this state.

3. The Notice may be filed in person or by mail at any office of the Department. The Heading. If the issuer has previously qualified securities with the Department, insert the file number of the qualification in the upper right hand corner of the form in the space provided. Circle the appropriate fee for filing this Notice. The fee is based on the value of all securities sold or intended to be sold in the entire transaction as follows (see Item 6 for valuing securities):

Value of Securities Proposed to be Sold	Fee
$ 25,000 or less	$ 25
$ 25,001 to $100,000	$ 35
$100,001 to $500,000	$ 50
$500,001 to $1,000,000	$150
Over $1,000,000	$300 **[See Note below.]**

[NOTE: Pursuant to Corporations Code Section 25608.3 (See Commissioner's Release No. 115-C dated December 6, 2001), the maximum filing fee associated with the Corporations Code Section 25102(f) notice has bee reduced from $300 to $150, effective January 1, 2002.]

Item A. Check appropriate box for exemption being relied on.

Item 1. Give the issuer's legal name.

Item 2. Give the street address, and the mailing address if different, of the issuer's principal place of business.

Item 3. Give the telephone number of issuer's principal place of business.

Item 4. Give the name of the state or other jurisdiction under whose laws the issuer is incorporated or organized. If the issuer is not incorporated or organized under the laws of any jurisdiction, provide the name of the jurisdiction where issuer is domiciled and include parenthetical "(domicile)."

Item 5. Set forth the name or title of each class or type of security to be sold in the transaction.

Item 6. See Corporations Code Section 25608(g). Generally, the value of the securities shall be the price at which the issuer proposes to sell the securities, as alleged in the notice, or the actual value of the consideration (if other than money) to be received in exchange for the securities. See sec. 25608(g) for valuing voting trust certificates, warrants, rights, and share dividends.

Item 7. If the transaction was registered under the Securities Act of 1933, insert "registered." If conducted pursuant to an exemption from registration under that Act which requires a filing with the Securities and Exchange Commission, indicate the number of the rule pursuant to which such filing was made. If no such filing was required, insert "none."

Item 8. Date and Signature. The notice should be signed by an authorized officer, director, general partner or trustee of the issuer (or a person occupying a position with the issuer of equivalent responsibility) or by the authorized attorney of the issuer. If the person the Department is to contact in the event of questions concerning the transaction or the notice is different than the signer, insert the contact person's name, telephone number and correspondence address in the spaces provided. Otherwise, provide this information with respect to the signer.

Filing Fee. Each notice, whether under 25102(f) or Rule 260.103, must be accompanied by the filing fee required by Section 25608(c) of the Code. **[NOTE: Pursuant to Corporations Code Section 25608.3 (See Commissioner's Release No. 115-C dated December 6, 2001), the maximum filing fee associated with the Corporations Code Section 25102(f) notice has bee reduced from $300 to $150, effective January 1, 2002.]**

Corporations Code Section 25165 requires each issuer, other than a California corporation, to file a consent to service of process with the notice filed pursuant to section 25102(f) unless it already has a consent to service on file with the Commissioner. Use Form 260.165 (see Rule 260.165, Title 10, California Code of Regulations).